Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Goodwill and intangible assets

Note 7 Goodwill and intangible assets

The following table presents goodwill by reportable segment:

(in thousands)	Infrastructure	Telecommunications	Total
Goodwill, gross, at December 31, 2020	$27,327	$549	$27,876
Additions	25,148	-	25,148
Measurement period adjustments	135	223	358
Goodwill, gross, at December 31, 2021	52,610	772	53,382
Addition	18,497	-	18,497
Measurement period adjustments	(31,880)	-	(31,880)
Goodwill, gross, at December 31, 2022	$39,227	$772	$39,999

Accumulated impairment at December 31, 2020	$(10,700)	$-	$(10,700)
Impairment	(16,627)	-	(16,627)
Accumulated impairment at December 31, 2021	(27,327)	-	(27,327)
Impairment	-	-	-
Accumulated impairment at December 31, 2022	$(27,327)	$-	$(27,327)

Goodwill, net, at December 31, 2021	$25,283	$772	$26,055
Goodwill, net, at December 31, 2022	$11,900	$772	$12,672

In the Telecommunications segment, the 2021 measurement period adjustment was a final measurement period adjustment related to the October 2020 acquisition of PTGi.

In the Infrastructure segment, the 2021 additions related to the acquisitions of ANS and BW, and the 2022 addition related to the acquisition of EV Depot. The 2021 measurement period adjustment related to the acquisition of ANS, and the 2022 measurement period adjustments related to the acquisitions of ANS, BW, and EV Depot (see Note 6, Business combinations for additional information).

The 2021 impairment in the Infrastructure segment related to GetCharged. Based on changes in management’s focus related to this business, the Company determined a triggering event occurred and performed an impairment analysis, which resulted in the recording of an impairment for the remaining balance of goodwill related to GetCharged.

Methodology - PTGi, ANS and BW Reporting Units

During the fourth quarter of 2022, the Company completed a qualitative impairment assessment for goodwill attributable to its PTGi, ANS and BW reporting units and determined it was more likely than not that the fair value of the reporting units exceeded their respective carrying amounts. Accordingly, no quantitative impairment assessment was conducted and no goodwill impairment loss was recognized.

Methodology - EV Depot Reporting Unit

The Company uses an income approach in calculating the fair value of the goodwill attributable to the Infrastructure segment. This approach utilizes a discounted cash flow method by projecting the segment’s income over a specified time period and capitalizing at an appropriate market rate to arrive an indication of the most probable selling price. Potential impairment is identified by comparing the fair value of the reporting unit to its carrying value, including goodwill. Cash flow projections for the reporting unit include significant judgments and assumptions relating to projected operating profit margin, including revenue and expense growth rates and the discount rate. Management believes this approach is commonly used and is an appropriate methodology for valuing the Company. Factors contributing to the determination of the Company’s operating performance include historical performance and/or management’s estimates of future performance.

Assumptions and Results - EV Depot

Estimates and Assumptions
Fourth Quarter 2022
Discount Rate	15.5%
Forecasted revenue growth rates	3% to 42%
Terminal value growth rate	3%

As a result of this impairment assessment, the Company determined that the fair value of the EV Depot reporting unit was greater than the amount reflected in the balance sheet and, accordingly, no impairment was recorded.

The Company believes it has made reasonable estimates and assumptions to calculate the fair value of its goodwill attributable to the EV Depot reporting unit. If actual market conditions are less favorable than those projected by the Company, or if events occur or circumstances change that would reduce the fair value of the Company’s goodwill below the amount reflected in the consolidated balance sheet, the Company may be required to conduct an interim test and possibly recognize impairment charges, which may be material, in future periods.

The following is included in intangible assets, net on the consolidated balance sheet:

	December 31, 2022
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$30,849	$(2,489)	$28,360
Backlog	3,322	(1,107)	2,215
Non-compete agreements	3,729	(895)	2,834
Off-market favorable leases	955	(955)	-
Brand	560	(37)	523
Total	$39,415	$(5,483)	$33,932

The intangible assets were measurement period adjustments to goodwill (see Note 6, Business combinations for additional information). For EV Depot and BW, intangible assets were recorded in the fourth quarter of 2022 along with amortization expense of $2.5 million and $1.7 million, respectively, upon finalization of purchase accounting. For ANS, intangible assets were recorded in the second quarter of 2022 along with amortization expense of $0.9 million upon finalization of purchase accounting. Amortization expense of $5.5 million is included within depreciation and amortization expense for the year ended December 31, 2022.

Estimated future amortization expense is as follows:

(in thousands)
2023	$4,134
2024	4,134
2025	3,026
2026	2,132
2027	2,094
Thereafter	18,412
Total	$33,932

Intangible assets are being amortized on a straight-line basis. The weighted average amortization periods for intangible assets are as follows: 15 years for customer relationships, 3 years for backlog, 4 years for non-compete agreements, 1 year for off-market favorable leases, 15 years for brand, and 12.7 years for total definite-lived intangible assets.